Shareholder Report, Holdings (Details) - C000217973	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	11.30%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%